Variable Interest Entity (Details) - Schedule of Operating Results of the VIEs - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity (Details) - Schedule of Operating Results of the VIEs [Line Items]
Operating revenues	$ 1,580,058	$ 17,813,254	$ 37,596,460
(Loss) income from operations	(1,381,430)	6,728,516	15,203,703
Net (loss) income	$ (923,214)	$ 7,314,651	$ 15,762,806